Pension plan Asset at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	$ 314,668	$ 276,616
Equity Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	116,755	104,970
Debt Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	105,013	90,013
Real Estate [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	9,080	8,122
Balanced funds [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	83,541	73,343
Cash and Cash Equivalents [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	279	168
Level 1 [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	93,231	93,577
Level 1 [Member] | Equity Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	45,168	47,230
Level 1 [Member] | Debt Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	22,718	22,769
Level 1 [Member] | Balanced funds [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	25,066	23,410
Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	279	168
Level 2 [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	202,029	169,500
Level 2 [Member] | Equity Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	56,128	49,768
Level 2 [Member] | Debt Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	82,295	67,244
Level 2 [Member] | Real Estate [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	9,080	8,122
Level 2 [Member] | Balanced funds [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	54,526	44,366
Level 3 [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	19,408	13,539
Level 3 [Member] | Equity Securities [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	15,459	7,972
Level 3 [Member] | Balanced funds [Member]
Fair Value Of Pension Plan Assets [Line Items]
Pension plan assets at fair value	$ 3,949	$ 5,567